Segment Disclosures (Tables)	12 Months Ended
Mar. 01, 2014
Revenue from Continuing Operations by Major Geographic Segments
Revenue from continuing operations, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the year ended
	March 1, 2014		March 2, 2013		March 3, 2012
North America
Canada	$491	7.2%	$661	6.0%	$1,260	6.8%
United States	1,320	19.4%	2,235	20.2%	4,182	22.7%
	1,811	26.6%	2,896	26.2%	5,442	29.5%
Europe, Middle East and Africa
United Kingdom	604	8.9%	1,238	11.2%	1,919	10.4%
Other	2,387	35.0%	3,264	29.5%	5,743	31.2%
	2,991	43.9%	4,502	40.7%	7,662	41.6%
Latin America	907	13.3%	2,114	19.1%	2,646	14.4%
Asia Pacific	1,104	16.2%	1,561	14.0%	2,673	14.5%
	$6,813	100.0%	$11,073	100.0%	$18,423	100.0%

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Revenue mix
Hardware	$3,785	$6,648	$13,794
Service	2,698	3,910	4,074
Software	235	261	318
Other	95	254	237
	$6,813	$11,073	$18,423

	As at
	March 1, 2014	March 2, 2013
Property, plant and equipment and intangible assets
Canada	$2,058	$4,895
United States	239	395
United Kingdom	7	30
Other	62	169
	$2,366	$5,489
Total assets
Canada	$2,362	$8,252
United States	2,207	1,713
United Kingdom	954	1,071
Other	2,029	2,129
	$7,552	$13,165